Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per Unit and Cash Distributions
Net income (loss)	$ (10,925)	$ 21,683	$ 17,216	$ 15,544
Series A Preferred unitholders' interest in net income	1,759	1,800	3,559	3,600
Net income attributable to the unitholders of KNOT Offshore Partners LP	(12,684)	19,883	13,657	11,944
Less: Distributions	18,150	18,034	36,184	36,068
Under (over) distributed earnings	$ (30,834)	$ 1,849	$ (22,527)	$ (24,124)
Weighted average units outstanding (basic):
General Partner	615	615	615	615
Weighted average units outstanding (diluted):
General Partner	615	615	615	615
Earnings per unit (basic):
General Partner	$ (0.38)	$ 0.60	$ 0.41	$ 0.36
Earnings per unit (diluted):
General Partner	(0.38)	0.60	0.41	0.36
Cash distributions declared and paid in the period per unit	0.52	0.52	1.04	1.04
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.52	$ 0.52	$ 1.04	$ 1.04
Common Units
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	$ (12,451)	$ 19,515	$ 13,404	$ 11,723
Weighted average units outstanding (basic):
Weighted average units outstanding, basic	32,782	32,694	32,738	32,694
Weighted average units outstanding (diluted):
Weighted average units outstanding, diluted	36,619	36,596	36,594	36,648
Earnings per unit (basic):
Earnings per unit (basic)	$ (0.38)	$ 0.60	$ 0.41	$ 0.36
Earnings per unit (diluted):
Earnings per unit (diluted)	$ (0.38)	$ 0.58	$ 0.41	$ 0.36
Limited Partner [Member] | Common Units
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ (30,268)	$ 1,815	$ (22,114)	$ (23,679)
General Partner Units
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	(233)	368	253	221
Under (over) distributed earnings	(566)	34	(413)	(445)
IDR Holders
Earnings per Unit and Cash Distributions
Net income (loss)	700	700	1,400	1,400
Less: Distributions	$ 700	$ 700	$ 1,400	$ 1,400